ACCOUNTS PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
ACCOUNTS PAYABLE	(9) Accounts payable Accounts payable consist of R&D expenses as of March 31, 2025 (unaudited), and September 30, 2024.	(9) Accounts payable Accounts payable are for R&D expenses as of September 30, 2024 and 2023.